Note 16 - Distributions (Details) - Distributions Paid (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Note 16 - Distributions (Details) - Distributions Paid [Line Items]
Per Unit Cash Distributions	$ 1.511059
Total Cash Distributions	$ 17,870
Subsequent Event [Member] | Cash Distribution Q1 [Member]
Note 16 - Distributions (Details) - Distributions Paid [Line Items]
Payment Date	Feb. 14, 2015	[1]
Per Unit Cash Distributions	$ 0.406413	[1]
Total Cash Distributions	4,806	[1]
Cash Distribution Q2 [Member]
Note 16 - Distributions (Details) - Distributions Paid [Line Items]
Payment Date	May 15, 2014	[2]
Per Unit Cash Distributions	$ 0.301389	[2]
Total Cash Distributions	3,565	[2]
Cash Distribution Q3 [Member]
Note 16 - Distributions (Details) - Distributions Paid [Line Items]
Payment Date	Aug. 14, 2014
Per Unit Cash Distributions	$ 0.396844
Total Cash Distributions	4,693
Cash Distribution Q4 [Member]
Note 16 - Distributions (Details) - Distributions Paid [Line Items]
Payment Date	Nov. 14, 2014
Per Unit Cash Distributions	$ 0.406413
Total Cash Distributions	4,806
Cash Distribution Paid in Current Year [Member]
Note 16 - Distributions (Details) - Distributions Paid [Line Items]
Per Unit Cash Distributions	$ 1.104646
Total Cash Distributions	$ 13,064

[1]	Fourth quarter 2014 distribution was declared and paid in 2015.
[2]	Distribution was pro-rated from the date of our IPO through March 31, 2015.